Equity (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) $ / shares € / shares shares	Dec. 31, 2021 USD ($) shares
Equity (Details) [Line Items]
Ordinary shares authorized	45,000,000	45,000,000
Vote per share	one
Share capital per share. (in Euro per share) | € / shares		€ 0.01
Ordinary shares at market prices	3.00%
Ordinary shares pursuant	307,365
Aggregate proceeds per share (in Dollars per share) | $ / shares	$ 1,894,742	€ 1,894,742
Net of fees and expenses (in Dollars) | $	$ 6.16
Ordinary shares issued for services	34,500	34,500
Ordinary shares value (in Dollars) | $	$ 177,690	€ 177,690
Exercise of warrants shares	305,771
Ordinary shares issued for commitment fee	54,428
Convertible promissory note value (in Dollars) | $	$ 250,000
Ordinary shares issued for acquisition	300,000
Intangible assets value (in Dollars) | $	$ 2,055,000	2,055,000
Warrants issued			3,755,000
Underwriting warrants			161,000
Underwriting warrant in amount (in Dollars) | $			$ 754,286
Granted shares	312,500
Stock options (in Dollars) | $	$ 1,072,612
Share-based compensation (in Dollars) | $	1,668,673
Unamortized expense (in Dollars) | $	$ 4,519,283	€ 4,519,283
Stock Option [Member]
Equity (Details) [Line Items]
Ordinary shares	3,100,000	3,100,000